Income Taxes - Schedule of Reconciliation of The Statutory Federal Income Tax Rate (Benefit) to the Company’s Effective Tax Rate (Benefit) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of The Statutory Federal Income Tax Rate (Benefit) to the Company’s Effective Tax Rate (Benefit) [Abstract]
Statutory federal income tax rate	21.00%	21.00%
M&A/ Deal cost	(6.00%)	0.00%
Meals and entertainment	0.00%	(0.10%)
Financing costs and stock based compensation expenses	(0.30%)	(0.20%)
Start-up/Organization costs	0.00%	0.00%
Change in valuation allowance	(14.70%)	(20.70%)
Income tax expense	0.00%	0.00%